EQUITY ATTRIBUTABLE TO OWNERS OF THE PARENT - Equity transactions (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	May 22, 2020
Disclosure of classes of share capital [line items]
Liquid investment	$ 14,788,750	$ 13,234,832
Multi Financial Group Inc
Disclosure of classes of share capital [line items]
Dividends paid, other shares			$ 14,612
Proportion of ownership interest acquired				99.60%	96.60%
Percentage of voting equity interests acquired				99.60%	96.60%
Banco de Bogota S.A.
Disclosure of classes of share capital [line items]
Percentage of economic interest held	68.93%	68.93%	68.74%
Corporacion Financiera Colombiana S.A.
Disclosure of classes of share capital [line items]
Percentage of economic interest held	40.53%
Corficolombiana S.A
Disclosure of classes of share capital [line items]
Liquid investment	$ 15,091
Preferred shares recognized value		$ 15,091	$ 19,929
Percentage of economic interest held		40.40%	39.98%	39.58%
Colombiana de Licitaciones y Concesiones S.A.S
Disclosure of classes of share capital [line items]
Percentage of economic interest held	40.53%	40.53%	40.40%